Schedule of Investments - March 31, 2020
Hotchkis & Wiley Capital Income Fund (Unaudited)

	Shares
COMMON STOCKS - 56.27%	Held	Value
COMMUNICATION SERVICES - 3.77%
Media - 2.55%
Discovery, Inc. (a)	8,433	$147,915
MDC Partners, Inc. (a)	43,037	62,404
News Corp.	15,750	141,356
ViacomCBS, Inc.	1,312	18,381
		370,056
Wireless Telecommunication Services - 1.22%
Vodafone Group PLC - ADR (c)	12,833	176,710
TOTAL COMMUNICATION SERVICES		546,766

CONSUMER DISCRETIONARY - 5.66%
Auto Components - 1.36%
Magna International, Inc.	6,167	196,851

Automobiles - 1.25%
General Motors Company	8,744	181,700
General Motors Company - Escrow (Acquired 12/31/2010, Cost $0) (a) (f) (i) (m) (u)	4,600	0
		181,700
Specialty Retail - 1.94%
Bed Bath & Beyond, Inc.	5,375	22,629
Kingfisher PLC - ADR	11,333	39,666
Office Depot, Inc.	133,386	218,752
		281,047
Textiles, Apparel & Luxury Goods - 1.11%
Quiksilver, Inc. (Acquired 07/11/2013 - 05/12/2016, Cost $351,163) (a) (f) (i) (m) (u)	6,960	160,567
TOTAL CONSUMER DISCRETIONARY		820,165

ENERGY - 3.04%
Energy Equipment & Services - 1.23%
Fieldwood Energy, Inc. (Acquired 05/03/2018, Cost $34,085) (a) (i) (m)	1,461	18,993
Fieldwood Energy, Inc. (a) (i)	395	5,135
Frank's International NV (a)	35,529	92,020
National Oilwell Varco, Inc.	3,810	37,452
NexTier Oilfield Solutions, Inc. (a)	20,058	23,468
Nine Energy Service, Inc. (a)	735	594
		177,662
Oil, Gas & Consumable Fuels - 1.81%
Bellatrix Exploration Ltd. (a) (f) (i) (u)	1,767	2
Cairn Energy PLC - ADR (a)	59,196	113,064
Cenovus Energy, Inc.	6,980	14,100
Equitrans Midstream Corp.	7,070	35,562
Hess Corp.	1,310	43,623
Kosmos Energy Ltd. (a)	42,306	37,889
PDC Energy, Inc. (a)	2,750	17,078
PetroQuest Energy, Inc. (a) (f) (i) (u)	4,513	0
Rockhopper Exploration PLC (a)	14,879	1,090
Warren Resources, Inc. (Acquired 11/23/2016, Cost $2,157) (a) (f) (i) (m) (u)	1,559	16
		262,424
TOTAL ENERGY		440,086

FINANCIALS - 18.27%
Banks - 8.56%
ABN AMRO Bank NV - ADR (a)	7,800	63,336
Bank of America Corp.	4,989	105,916
BNP Paribas SA - ADR	3,477	52,364
Citigroup, Inc.	4,373	184,191
Citizens Financial Group, Inc.	8,114	152,624
Popular, Inc.	3,042	106,470
Societe Generale SA - ADR	29,241	94,887
UniCredit SpA - ADR	31,550	121,468
Wells Fargo & Company	12,500	358,751
		1,240,007
Capital Markets - 5.24%
Credit Suisse Group AG - ADR (a)	10,570	85,511
Fifth Street Asset Management, Inc. (a) (i)	145,731	32,207
The Goldman Sachs Group, Inc.	1,785	275,943
Motors Liquidation Company GUC Trust (a)	37,448	365,492
		759,153
Consumer Finance - 0.46%
Capital One Financial Corp.	581	29,294
Discover Financial Services	1,030	36,740
		66,034
Insurance - 4.01%
American International Group, Inc. (c)	11,695	283,603
Global Indemnity Ltd.	1,897	48,374
The Hartford Financial Services Group, Inc.	700	24,668
Tokio Marine Holdings, Inc. - ADR	3,264	148,512
Zurich Insurance Group AG - ADR	2,143	75,648
		580,805
TOTAL FINANCIALS		2,645,999

HEALTH CARE - 2.45%
Health Care Equipment & Supplies - 0.70%
Medtronic PLC	1,130	101,903

Health Care Providers & Services - 0.99%
Anthem, Inc.	630	143,036

Pharmaceuticals - 0.76%
GlaxoSmithKline PLC - ADR	2,888	109,426
TOTAL HEALTH CARE		354,365

INDUSTRIALS - 11.79%
Aerospace & Defense - 2.53%
Airbus SE - ADR	5,970	96,416
BAE Systems PLC - ADR	8,981	229,464
Embraer SA - ADR (a)	5,413	40,056
		365,936
Air Freight & Logistics - 1.46%
Royal Mail PLC - ADR	70,492	211,687

Commercial Services & Supplies - 0.20%
Quad/Graphics, Inc.	11,478	28,925

Construction & Engineering - 0.30%
Fluor Corp.	6,320	43,671

Industrial Conglomerates - 3.58%
General Electric Company	51,045	405,298
Siemens AG - ADR	2,710	113,820
		519,118
Machinery - 2.20%
CNH Industrial NV	21,560	120,952
Cummins, Inc.	766	103,655
Danieli & C Officine Meccaniche SpA - ADR (i)	13,235	94,167
		318,774
Marine - 0.33%
Matson, Inc.	1,545	47,308

Professional Services - 0.31%
Hudson Global, Inc. (a)	5,156	44,084

Road & Rail - 0.53%
AMERCO	265	76,996

Trading Companies & Distributors - 0.35%
RA Parent, Inc. (Acquired 12/23/2014 - 01/18/2018, Cost $192,714) (a) (f) (i) (m) (u)	3	51,270
TOTAL INDUSTRIALS		1,707,769

INFORMATION TECHNOLOGY - 8.00%
Communications Equipment - 0.85%
Telefonaktiebolaget LM Ericsson - ADR	15,246	123,340

Electronic Equipment, Instruments & Components - 1.76%
Corning, Inc. (c)	7,204	147,970
TE Connectivity Ltd.	1,700	107,066
		255,036
IT Services - 0.30%
KBR, Inc.	2,060	42,601

Software - 3.95%
Microsoft Corp. (c)	1,995	314,631
Oracle Corp.	5,339	258,034
		572,665
Technology Hardware, Storage & Peripherals - 1.14%
Hewlett Packard Enterprise Company	16,983	164,905
TOTAL INFORMATION TECHNOLOGY		1,158,547

MATERIALS - 2.62%
Chemicals - 0.65%
Hexion Holdings Corp. (a) (i)	2,489	23,646
Iracore Investments Holdings, Inc. - Class A (Acquired 04/13/2017, Cost $57,250) (a) (f) (i) (m) (u)	269	71,303
		94,949
Metals & Mining - 1.97%
American Zinc Recycling LLC (Acquired 07/19/2012 - 12/10/2019, Cost $486,956) (a) (f) (i) (m) (u)	1,292	285,309
TOTAL MATERIALS		380,258

REAL ESTATE - 0.67%
Equity Real Estate Investment Trusts - 0.67%
Seritage Growth Properties (a)	10,649	97,012
TOTAL REAL ESTATE		97,012
Total common stocks (Cost $12,087,983)		8,150,967

PREFERRED STOCKS - 0.00%
CONSUMER STAPLES - 0.00%
Food Products - 0.00%
Pinnacle Agriculture Enterprises LLC (Acquired 03/10/2017, Cost $69,351) (a) (f) (i) (m) (u)	94,387	0
TOTAL CONSUMER STAPLES		0
Total preferred stocks (Cost $69,351)		0

	Principal
CONVERTIBLE BONDS - 0.44%	Amount
REAL ESTATE - 0.44%
Equity Real Estate Investment Trusts - 0.44%
Colony Capital, Inc.
3.875%, 01/15/2021	$80,000	64,201
TOTAL REAL ESTATE		64,201
Total convertible bonds (Cost $78,374)		64,201

CORPORATE BONDS - 36.41%
COMMUNICATION SERVICES - 3.51%
Diversified Telecommunication Services - 0.03%
Front Range BidCo, Inc.
4.000%, 03/01/2027 (r)	5,000	4,813

Media - 3.31%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.375%, 06/01/2029 (r)	90,000	92,984
MDC Partners, Inc.
6.500%, 05/01/2024 (r)	67,000	50,753
Meredith Corp.
6.875%, 02/01/2026	61,000	52,885
Salem Media Group, Inc.
6.750%, 06/01/2024 (r)	103,000	86,004
Townsquare Media, Inc.
6.500%, 04/01/2023 (r)	71,000	68,780
Vericast Corp.
9.250%, 03/01/2021 (r)	24,000	24,600
8.375%, 08/15/2022 (r)	38,000	29,628
Virgin Media Secured Finance PLC
5.500%, 05/15/2029 (r)	30,000	30,167
Ziggo BV
4.875%, 01/15/2030 (r)	45,000	44,141
		479,942
Wireless Telecommunication Services - 0.17%
Telesat Canada / Telesat LLC
6.500%, 10/15/2027 (r)	25,000	24,139
TOTAL COMMUNICATION SERVICES		508,894

CONSUMER DISCRETIONARY - 7.52%
Auto Components - 1.16%
Adient Global Holdings Ltd.
4.875%, 08/15/2026 (r)	59,000	40,853
Adient US LLC
7.000%, 05/15/2026 (r)	35,000	32,572
Delphi Technologies PLC
5.000%, 10/01/2025 (r)	63,000	50,715
The Goodyear Tire & Rubber Company
4.875%, 03/15/2027	48,000	44,306
		168,446
Automobiles - 0.20%
General Motors Company
5.200%, 04/01/2045	36,000	28,659

Hotels, Restaurants & Leisure - 3.39%
Boyd Gaming Corp.
6.000%, 08/15/2026	57,000	49,507
International Game Technology PLC
6.250%, 01/15/2027 (r)	5,000	4,378
Jacobs Entertainment, Inc.
7.875%, 02/01/2024 (r)	71,000	60,438
MGM China Holdings Ltd.
5.875%, 05/15/2026 (r)	45,000	39,853
National CineMedia LLC
5.750%, 08/15/2026	72,000	48,855
5.875%, 04/15/2028 (r)	15,000	10,478
Penn National Gaming, Inc.
5.625%, 01/15/2027 (r)	85,000	63,785
Twin River Worldwide Holdings, Inc.
6.750%, 06/01/2027 (r)	65,000	49,305
VOC Escrow Ltd.
5.000%, 02/15/2028 (r)	55,000	40,519
Wyndham Destinations, Inc.
4.625%, 03/01/2030 (r)	45,000	34,903
Wynn Macau Ltd.
5.500%, 10/01/2027 (r)	69,000	61,685
Yum! Brands, Inc.
7.750%, 04/01/2025 (r)	5,000	5,263
4.750%, 01/15/2030 (r)	23,000	21,550
		490,519
Household Durables - 1.28%
TopBuild Corp.
5.625%, 05/01/2026 (r)	60,000	55,713
TRI Pointe Group, Inc.
5.250%, 06/01/2027	64,000	57,488
Weekley Homes LLC / Weekley Finance Corp.
6.000%, 02/01/2023	76,000	72,104
		185,305
Leisure Products - 0.29%
Vista Outdoor, Inc.
5.875%, 10/01/2023	50,000	41,803

Multiline Retail - 0.21%
JC Penney Corp., Inc.
5.875%, 07/01/2023 (r)	81,000	30,575

Specialty Retail - 0.69%
Liberty Interactive LLC
8.250%, 02/01/2030	74,000	54,852
Parkland Fuel Corp.
5.875%, 07/15/2027 (r)	48,000	45,262
		100,114
Textiles, Apparel & Luxury Goods - 0.30%
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC
7.500%, 05/01/2025 (r)	75,000	43,781
TOTAL CONSUMER DISCRETIONARY		1,089,202

CONSUMER STAPLES - 0.61%
Food Products - 0.32%
Kraft Heinz Foods Company
5.000%, 07/15/2035	28,000	28,025
Pinnacle Operating Corp.
9.000%, 05/15/2023 (f) (i) (r) (u)	135,499	18,970
		46,995
Household Products - 0.29%
Energizer Holdings, Inc.
6.375%, 07/15/2026 (r)	41,000	41,637
TOTAL CONSUMER STAPLES		88,632

ENERGY - 5.27%
Energy Equipment & Services - 2.07%
Apergy Corp.
6.375%, 05/01/2026	75,000	58,390
Exterran Energy Solutions LP / EES Finance Corp.
8.125%, 05/01/2025	77,000	51,205
Jonah Energy LLC / Jonah Energy Finance Corp.
7.250%, 10/15/2025 (r)	94,000	4,700
Moss Creek Resources Holdings, Inc.
7.500%, 01/15/2026 (r)	103,000	30,750
Nabors Industries Ltd.
7.500%, 01/15/2028 (r)	50,000	16,375
Nine Energy Service, Inc.
8.750%, 11/01/2023 (r)	80,000	20,788
SESI LLC
7.750%, 09/15/2024	80,000	21,500
Shelf Drilling Holdings Ltd.
8.250%, 02/15/2025 (r)	94,000	47,282
Transocean Poseidon Ltd.
6.875%, 02/01/2027 (r)	50,000	40,848
Unit Corp.
6.625%, 05/15/2021 (i)	95,000	7,377
		299,215
Oil, Gas & Consumable Fuels - 3.20%
American Midstream Partners LP / American Midstream Finance Corp.
9.500%, 12/15/2021 (r)	61,000	57,871
Bellatrix Exploration Ltd.
8.500%, 09/11/2023 (d) (f) (i) (u)	60,000	0
3.000% Cash and 9.500% PIK, 12/15/2023 (d) (f) (i) (p) (u)	65,000	0
Callon Petroleum Company
6.375%, 07/01/2026	69,000	11,629
Enviva Partners LP / Enviva Partners Finance Corp.
6.500%, 01/15/2026 (r)	65,000	63,863
EQM Midstream Partners LP
5.500%, 07/15/2028	50,000	27,973
GasLog Ltd.
8.875%, 03/22/2022	53,000	33,175
HighPoint Operating Corp.
8.750%, 06/15/2025	94,000	44,180
Holly Energy Partners LP / Holly Energy Finance Corp.
5.000%, 02/01/2028 (r)	40,000	33,725
Lonestar Resources America, Inc.
11.250%, 01/01/2023 (i) (r)	76,000	17,670
PBF Holding Company LLC / PBF Finance Corp.
6.000%, 02/15/2028 (r)	55,000	37,400
PBF Logistics LP / PBF Logistics Finance Corp.
6.875%, 05/15/2023	55,000	34,295
PetroQuest Energy, Inc.
10.000% PIK, 02/15/2024 (f) (p) (u)	44,812	0
Range Resources Corp.
9.250%, 02/01/2026 (r)	53,000	32,098
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (r)	95,000	69,943
		463,822
TOTAL ENERGY		763,037

FINANCIALS - 1.63%
Banks - 0.72%
BNP Paribas SA
6.625% (Fixed until 03/24/2024, then 5 Year Swap Rate USD + 4.149%), Perpetual (r)	60,000	53,175
Societe Generale SA
7.375% (Fixed until 09/12/2021, then 5 Year Swap Rate USD + 6.238%), Perpetual (r)	55,000	50,874
		104,049
Consumer Finance - 0.80%
Credit Acceptance Corp.
6.625%, 03/15/2026	45,000	42,750
Ford Motor Credit Company LLC
4.389%, 01/08/2026	45,000	39,600
General Motors Financial Company, Inc.
5.250%, 03/01/2026	39,000	34,491
		116,841
Insurance - 0.11%
CNO Financial Group, Inc.
5.250%, 05/30/2029	16,000	15,623
TOTAL FINANCIALS		236,513

HEALTH CARE - 2.77%
Health Care Providers & Services - 1.85%
CHS / Community Health Systems, Inc.
8.000%, 03/15/2026 (r)	65,000	62,115
8.000%, 12/15/2027 (r)	10,000	9,275
6.875%, 04/01/2028 (r)	25,000	10,125
DaVita, Inc.
5.000%, 05/01/2025	36,000	36,178
HCA, Inc.
5.875%, 02/01/2029	60,000	63,675
Tenet Healthcare Corp.
6.250%, 02/01/2027 (r)	40,000	39,150
5.125%, 11/01/2027 (r)	50,000	47,938
		268,456
Pharmaceuticals - 0.92%
Bausch Health Companies, Inc.
7.250%, 05/30/2029 (r)	76,000	79,294
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.000%, 07/15/2023 (r)	59,000	43,179
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.625%, 10/15/2023 (r)	39,000	9,994
		132,467
TOTAL HEALTH CARE		400,923

INDUSTRIALS - 6.83%
Aerospace & Defense - 0.69%
F-Brasile SpA / F-Brasile US LLC
7.375%, 08/15/2026 (r)	55,000	55,000
TransDigm, Inc.
6.250%, 03/15/2026 (r)	45,000	45,028
		100,028
Building Products - 1.97%
Ashton Woods USA LLC / Ashton Woods Finance Company
6.750%, 08/01/2025 (r)	70,000	56,612
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp.
4.875%, 02/15/2030 (r)	27,000	20,613
Builders FirstSource, Inc.
6.750%, 06/01/2027 (r)	49,000	48,439
Masonite International Corp.
5.750%, 09/15/2026 (r)	45,000	44,484
Resideo Funding, Inc.
6.125%, 11/01/2026 (r)	60,000	52,805
Standard Industries, Inc.
6.000%, 10/15/2025 (r)	63,000	62,386
		285,339
Commercial Services & Supplies - 0.99%
Herc Holdings, Inc.
5.500%, 07/15/2027 (r)	53,000	49,691
LSC Communications, Inc.
8.750%, 10/15/2023 (r)	47,000	5,405
Matthews International Corp.
5.250%, 12/01/2025 (r)	76,000	67,927
Vizient, Inc.
6.250%, 05/15/2027 (r)	20,000	20,129
		143,152
Construction & Engineering - 0.29%
Tutor Perini Corp.
6.875%, 05/01/2025 (r)	51,000	42,713

Industrial Conglomerates - 0.71%
General Electric Company
5.000% (Fixed until 01/21/2021, then 3 Month LIBOR USD + 3.330%), Perpetual	125,000	103,359

Machinery - 1.87%
Cleaver-Brooks, Inc.
7.875%, 03/01/2023 (r)	60,000	50,325
EnPro Industries, Inc.
5.750%, 10/15/2026	60,000	58,905
Meritor, Inc.
6.250%, 02/15/2024	52,000	49,860
Navistar International Corp.
6.625%, 11/01/2025 (r)	78,000	65,423
Stevens Holding Company, Inc.
6.125%, 10/01/2026 (r)	10,000	9,965
Titan International, Inc.
6.500%, 11/30/2023	80,000	36,700
		271,178
Trading Companies & Distributors - 0.31%
Beacon Roofing Supply, Inc.
4.875%, 11/01/2025 (r)	49,000	44,529
TOTAL INDUSTRIALS		990,298

INFORMATION TECHNOLOGY - 2.52%
Communications Equipment - 0.66%
CommScope Technologies LLC
6.000%, 06/15/2025 (r)	60,000	55,362
CommScope, Inc.
6.000%, 03/01/2026 (r)	40,000	40,165
		95,527
Electronic Equipment, Instruments & Components - 0.28%
Ingram Micro, Inc.
5.450%, 12/15/2024	50,000	40,901

Semiconductors & Semiconductor Equipment - 0.59%
Qorvo, Inc.
5.500%, 07/15/2026	71,000	74,611
4.375%, 10/15/2029 (r)	12,000	11,228
		85,839
Software - 0.66%
Nuance Communications, Inc.
5.625%, 12/15/2026	46,000	45,087
PTC, Inc.
4.000%, 02/15/2028 (r)	52,000	50,325
		95,412
Technology Hardware, Storage & Peripherals - 0.33%
NCR Corp.
6.125%, 09/01/2029 (r)	50,000	46,973
TOTAL INFORMATION TECHNOLOGY		364,652

MATERIALS - 4.80%
Chemicals - 1.70%
Atotech Alpha 3 BV / Alpha US Bidco, Inc.
6.250%, 02/01/2025 (r)	73,000	67,617
Element Solutions, Inc.
5.875%, 12/01/2025 (r)	54,000	53,323
Nufarm Australia Ltd. / Nufarm Americas, Inc.
5.750%, 04/30/2026 (r)	35,000	30,871
Rayonier AM Products, Inc.
5.500%, 06/01/2024 (r)	126,000	58,432
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
5.375%, 09/01/2025 (r)	42,000	35,700
		245,943
Containers & Packaging - 0.46%
Plastipak Holdings, Inc.
6.250%, 10/15/2025 (r)	74,000	66,785

Metals & Mining - 1.24%
Allegheny Technologies, Inc.
5.875%, 12/01/2027	50,000	41,700
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd.
7.375%, 12/15/2023 (r)	74,000	69,580
Rain CII Carbon LLC / CII Carbon Corp.
7.250%, 04/01/2025 (r)	81,000	68,645
		179,925
Paper & Forest Products - 1.40%
Boise Cascade Company
5.625%, 09/01/2024 (r)	60,000	57,375
Mercer International, Inc.
7.375%, 01/15/2025	95,000	79,919
Schweitzer-Mauduit International, Inc.
6.875%, 10/01/2026 (r)	66,000	66,234
		203,528
TOTAL MATERIALS		696,181

REAL ESTATE - 0.39%
Equity Real Estate Investment Trusts - 0.39%
The GEO Group, Inc.
5.875%, 10/15/2024	79,000	55,991
TOTAL REAL ESTATE		55,991

UTILITIES - 0.56%
Electric Utilities - 0.56%
NRG Energy, Inc.
5.250%, 06/15/2029 (r)	7,000	7,249
Pacific Gas & Electric Company
6.050%, 03/01/2034 (d)	32,000	32,498
Vistra Operations Company LLC
5.000%, 07/31/2027 (r)	40,000	40,821
TOTAL UTILITIES		80,568
Total corporate bonds (Cost $6,961,606)		5,274,891

TERM LOANS - 5.54%
COMMUNICATION SERVICES - 0.26%
Diversified Telecommunication Services - 0.26%
Zayo Group Holdings, Inc.
3.989% (1 Month LIBOR USD + 3.000%), 03/09/2027 (Acquired 02/20/2020, Cost $39,900) (b) (m)	40,000	38,000
TOTAL COMMUNICATION SERVICES		38,000

CONSUMER DISCRETIONARY - 1.38%
Specialty Retail - 0.98%
Office Depot, Inc.
6.250% (1 Month LIBOR USD + 5.250%), 11/08/2022 (Acquired 11/03/2017 - 04/08/2019, Cost $42,636) (b) (m)	43,394	42,147
PetSmart, Inc.
5.000% (3 Month LIBOR USD + 4.000%), 03/11/2022 (Acquired 10/01/2018 - 01/06/2020, Cost $92,786) (b) (m)	104,446	100,438
		142,585
Textiles, Apparel & Luxury Goods - 0.40%
Boardriders, Inc.
8.277% (3 Month LIBOR USD + 6.500%), 04/23/2024 (Acquired 03/21/2018, Cost $77,388) (b) (m)	78,600	57,968
TOTAL CONSUMER DISCRETIONARY		200,553

CONSUMER STAPLES - 0.40%
Food Products - 0.40%
WEI Sales LLC
4.000% (1 Month LIBOR USD + 3.000%), 03/31/2025 (Acquired 09/23/2019, Cost $59,396) (b) (m)	59,545	57,460
TOTAL CONSUMER STAPLES		57,460

ENERGY - 0.53%
Energy Equipment & Services - 0.31%
Fieldwood Energy LLC
7.027% (3 Month LIBOR USD + 5.250%), 04/11/2022 (Acquired 04/11/2018 - 09/06/2019, Cost $93,495) (b) (m)	95,218	33,922
9.027% (3 Month LIBOR USD + 7.250%), 04/11/2023 (Acquired 04/11/2018, Cost $105,593) (b) (i) (m)	108,296	11,046
		44,968
Oil, Gas & Consumable Fuels - 0.22%
Par Petroleum LLC
8.600% (1 Month LIBOR USD + 6.750%), 01/11/2025 (Acquired 02/13/2020, Cost $45,447) (b) (m)	45,000	31,725
TOTAL ENERGY		76,693

HEALTH CARE - 0.83%
Health Care Providers & Services - 0.67%
Versant Health Holdco, Inc.
8.210% (3 Month LIBOR USD + 6.750%), 12/01/2025 (Acquired 11/02/2017 - 01/30/2018, Cost $114,520) (b) (m)	115,000	97,175

Pharmaceuticals - 0.16%
Mallinckrodt International Finance SA
4.704% (3 Month LIBOR USD + 3.000%), 02/24/2025 (Acquired 12/23/2019 - 01/17/2020, Cost $27,481) (b) (m)	32,962	22,651
TOTAL HEALTH CARE		119,826

INDUSTRIALS - 0.82%
Commercial Services & Supplies - 0.50%
Brookfield WEC Holdings, Inc.
3.989% (1 Month LIBOR USD + 3.000%), 08/01/2025 (Acquired 07/26/2018 - 08/07/2018, Cost $33,063) (b) (m)	33,227	31,690
Drive Chassis Holdco LLC
10.084% (3 Month LIBOR USD + 8.250%), 04/10/2026 (Acquired 04/12/2019 - 05/16/2019, Cost $52,512) (b) (m)	55,000	39,875
		71,565
Machinery - 0.32%
Granite US Holdings Corp.
6.322% (3 Month LIBOR USD + 5.250%), 09/25/2026 (Acquired 09/25/2019, Cost $62,821) (b) (m)	64,675	46,889
TOTAL INDUSTRIALS		118,454

INFORMATION TECHNOLOGY - 0.41%
Software - 0.41%
The Dun & Bradstreet Corp.
4.959% (1 Month LIBOR USD + 4.000%), 02/06/2026 (Acquired 02/01/2019 - 02/05/2019, Cost $64,194) (b) (m)	65,000	59,069
TOTAL INFORMATION TECHNOLOGY		59,069

MATERIALS - 0.91%
Chemicals - 0.91%
Hexion, Inc.
4.940% (3 Month LIBOR USD + 3.500%), 07/01/2026 (Acquired 06/27/2019 - 07/10/2019, Cost $64,320) (b) (m)	64,513	54,775
Iracore International Holdings, Inc.
11.250% (1 Month LIBOR USD + 9.000%), 04/13/2021 (Acquired 04/13/2017, Cost $27,184) (b) (f) (m) (u)	27,184	27,184
Momentive Performance Materials USA LLC
4.240% (1 Month LIBOR USD + 3.250%), 05/15/2024 (Acquired 04/18/2019 - 04/23/2019, Cost $60,357) (b) (m)	60,543	50,104
		132,063
TOTAL MATERIALS		132,063
Total term loans (Cost $1,063,093)		802,118
Total long-term investments (Cost $20,260,407)		14,292,177

SHORT-TERM INVESTMENTS - 0.98%	Shares
Money Market Funds - 0.98%	Held
JPMorgan U.S. Government Money Market Fund - Class IM, 0.01%^	142,509	142,509
Total short-term investments (Cost $142,509)		142,509

Total investments - 99.64% (Cost $20,402,916)		14,434,686

Other assets in excess of liabilities - 0.36%		52,109

Net assets - 100.00%		$14,486,795

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at March 31, 2020.
(c)	- All or a portion of this security is segregated as collateral for credit default swap contracts.
(d)	- Issuer is currently in default on its regularly scheduled interest payments.
(f)
 - Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees.  The total market value of these securities was $614,621, which represented 4.24% of net assets.  See Security Valuation below.

(i)	- Illiquid security. The total market value of these securities was $797,678, which represented 5.51% of net assets.
(m)
 - Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $1,389,576, which represented 9.59% of net assets.

(p)	- Payment in-kind (PIK) security.
(r)
 - Rule 144A security of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $3,654,835, which represented 25.23% of net assets.

(u)	- Value determined using significant unobservable inputs.
ADR	- American Depositary Receipt
LIBOR	- London Interbank Offered Rate
USD	- United States Dollar
^	- Rate shown is the 7-day yield as of March 31, 2020.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Credit Default Swap Contracts - March 31, 2020
Hotchkis & Wiley Capital Income Fund (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION(1)

Reference Entity	Counterparty	Receive/Pay Fixed Rate(1)	Maturity Date	Payment Frequency	Notional Amount(2)	Upfront Payments (Receipts)	Value(3)	Unrealized Appreciation (Depreciation)

Markit CDX.NA.HY.33	Goldman Sachs International(4)	5.00%	12/20/2024	Quarterly	$58,800	$234	$(3,242)	$(3,476)

(1) The buyer of protection is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default occurs. If a credit event occurs, as defined under the terms of that particular swap agreement, the seller will pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced entity or underlying securities comprising the referenced index.

(2) The maximum potential payment the Fund could receive as a buyer or pay as a seller of credit protection if a credit event occurs as defined under the terms of the swap agreement.
(3) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) Moody's rating of Goldman Sachs International, the counterparty, as of March 31, 2020 was A3.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2020:

Level 1 --- Quoted prices in an active market:
Common Stocks	$ 7,431,998
Money Market Funds	142,509
Level 2 --- Other significant observable market inputs:
Common Stocks:
Energy	24,128
Financials	32,207
Industrials	94,167
Convertible Bonds	64,201
Corporate Bonds	5,255,921
Term Loans	774,934
Level 3 --- Significant unobservable inputs:
Common Stocks:
Consumer Discretionary	160,567
Energy	18
Industrials	51,270
Materials	356,612
Preferred Stocks:
Consumer Staples	0
Corporate Bonds	18,970
Term Loans	27,184

Total Investments	$ 14,434,686

Other Financial Instruments
Level 1 --- Quoted prices in an active market	$ -
Level 2 --- Other significant observable market inputs:
Credit Default Swap Contracts*	(3,476)
Level 3 --- Significant unobservable inputs	-

Total Other Financial Instruments	$ (3,476)

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

The following table provides information about the Level 3 values, as well as their inputs, as of March 31, 2020:

	Fair Value at March 31, 2020	Valuation Techniques	Unobservable Inputs	Input Values	Impact to Valuation from an Increase to Input

Common Stocks:	$160,567	Calculation of enterprise value using:
		Discounted cash flows	Yield (Discount rate of cash flows)	9.75% - 11.75%	Decrease
		Market comparable companies	EBITDA multiple	6x - 8x	Increase
		Transaction analysis	Guideline transactions	$499 Million - $602 Million	Increase
	2	Estimated recovery value	Probability of asset recovery	$0.00	Increase
	16	Last traded price (stale)	N/A	$0.01	Increase
	407,882	Market comparable companies	EBIT multiple	4x - 10x	Increase
Total Common Stocks	568,467

Preferred Stocks	0	Calculation of enterprise value using:
		Market comparable companies	EBITDA multiple	12x - 13x	Increase
		Transaction analysis	EBITDA multiple	6x - 9x	Increase

Corporate Bonds	18,970	Estimated recovery value	Probability of asset recovery	$0.00 - $14.00	Increase

Term Loans	27,184	Market quote (stale)	N/A	$100.00	Increase
	$614,621

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Corporate Bonds	Term Loans	Total
Balance at June 30, 2019	$722,262	$45,589	$86,500	$31,585	$885,936
Purchases	82,799	-	-	-	82,799
Sales	-	-	-	(4,401)	(4,401)
Accrued discounts (premiums)	-	-	(129)	-	(129)
Realized gains (losses)	-	-	-	-	-
Change in unrealized appreciation (depreciation)	(236,596)	(45,589)	(86,371)	-	(368,556)
Transfers into Level 3	2	-	18,970	-	18,972
Balance at March 31, 2020	$568,467	$0	$18,970	$27,184	$614,621

Change in unrealized appreciation (depreciation) for Level 3 assets held at March 31, 2020	$(236,596)	$(45,589)	$(86,371)	$-	$(368,556)

Commitments. Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged.  At March 31, 2020, the Fund did not have any outstanding bridge loan commitments.  Unfunded loan commitments are contractual obligations for funding to a borrower. At March 31, 2020, the Fund did not have any outstanding unfunded loan commitments.